Derivative Financial Instruments and Risk Management Policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Sensitivity Analysis
The following table illustrates the sensitivity of foreign currency gains and sensitivity losses and of equity to changes in exchange rates, where: a) in calculating the impact on the income statement, the exchange rate position affecting the income statement at the end of 2020 was considered constant during 2021; b) in calculating the impact on equity, only monetary items have been considered, namely debt and derivatives such as hedges of net investment and loans to subsidiaries related to the investment, breakdown of which is considered constant in 2021 and identical to that existing at the end of 2020. In both cases, Latin American currencies are assumed to change their value against the dollar and the rest of the currencies against the euro by 10%.

Millions of euros
Currency	Change	Impact on the consolidated income statement	Impact on consolidated equity
All currencies vs EUR	10%	(55)	(711)
USD vs EUR	10%	(23)	(101)
Other currencies vs EUR	10%	(44)	(373)
Latin American currencies vs USD	10%	12	(237)
All currencies vs EUR	(10%)	55	711
USD vs EUR	(10%)	23	101
Other currencies vs EUR	(10%)	44	373
Latin American currencies vs USD	(10%)	(12)	237

Millions of euros
Change in basis points (bp)	Impact on consolidated income statement	Impact on consolidated equity
+100bp	(100)	(858)
-100bp	97	858

Disclosure Of Detailed Information About Hedging Instruments	The detail of notional amounts of the hedging instruments in hedging relationships which are subject to the reform as of December 31, 2020 is as follows:

Interest rate index/Tenor	Gross notional in original currency (in millions)
USD Libor 3M	39,048
GBP Libor 3M	2,200
CHF Libor 3M	300
USD Libor 1M	150
USD Libor 6M	140

Schedule of Financial Results
The breakdown of the financial results recognized in 2020, 2019 and 2018 is as follows:

Millions of euros	2020	2019	2018
Interest income	185	291	234
Dividends received	12	15	15
Other financial income	159	120	826
Subtotal	356	426	1,075
Changes in fair value of asset derivatives at fair value through profit or loss	255	353	202
Changes in fair value of liability derivatives at fair value through profit or loss	(507)	(376)	(190)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	(3)	(3)	(3)
Transfer from equity of results of cash flow hedges - future cash flows that are not longer expected to happen	—	—	(7)
(Loss)/Gain on fair value hedges	563	604	(223)
Gain/(loss) on adjustment to items hedged by fair value hedges	(525)	(540)	271
Subtotal	(217)	38	50
Interest expenses	(1,320)	(1,690)	(1,715)
Financial expenses on lease liabilities (see Note 20)	(193)	(213)	n.a.
Ineffective portion of cash flow hedges	45	(20)	(29)
Accretion of provisions and other liabilities	(280)	(334)	(410)
Other financial expenses	(131)	(160)	(203)
Subtotal	(1,879)	(2,417)	(2,357)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,740)	(1,953)	(1,232)
n.a.: not applicable.
Schedule of Derivatives, Fair Value, and Expected Maturity
The movement of the net position of derivatives during the years ended December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	Movement in 2020	Movement in 2019
Opening balance of assets/(liabilities)	1,948	1,181
Financing payments	139	148
Financing proceeds	(1,119)	(153)
Interest (proceeds)/payments	(549)	(238)
Other (proceeds)/payments	(11)	5
Fair value adjustments through other comprehensive income	(870)	357
Movements with counterparty in the income statement	638	646
Translation differences	(170)	(49)
Other movements	7	51
Closing balance of assets/(liabilities)	13	1,948
The breakdown of Telefónica’s detail of hedges and other derivative instruments at December 31, 2020 and December 31, 2019, their fair value at year-end and the expected maturity schedule is as set forth in the table below:

December 31, 2020
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2021	2022	2023	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivate instruments of accounting hedges	(5,576)	415	(679)	8,205	2,365	(2,958)	(827)	3,459	196	(130)
Interest rate risk	(348)	(491)	(801)	(2,667)	(4,307)	(1,196)	(524)	79	6	(1,635)
Cash flow hedges	1	67	—	994	1,062	(2)	(3)	69	6	70
Fair value hedges	(349)	(558)	(801)	(3,661)	(5,369)	(1,194)	(521)	10	—	(1,705)
Exchange rate risk	(5,362)	717	—	8,242	3,597	(1,361)	(162)	2,607	147	1,231
Cash flow hedges	848	711	—	8,242	9,801	(1,361)	(91)	2,607	72	1,227
Fair value hedges	144	6	—	—	150	—	(6)	—	9	3
Net investments hedges	(6,354)	—	—	—	(6,354)	—	(65)	—	66	1
Interest rate and exchange rate risk	134	189	122	2,630	3,075	(401)	(141)	773	43	274
Cash flow hedges	247	189	668	2,630	3,734	(232)	(93)	748	2	425
Fair value hedges	(113)	—	(546)	—	(659)	(169)	(48)	25	41	(151)
Undesignated derivatives	(7,382)	(519)	(258)	(1,541)	(9,700)	(708)	(383)	709	499	117
Other derivatives of interest rate	(4,287)	(673)	(258)	(1,541)	(6,759)	(629)	(141)	625	2	(143)
Other derivatives of exchange rate	(3,856)	—	—	—	(3,856)	(79)	(240)	84	239	4
Other derivatives	761	154	—	—	915	—	(2)	—	258	256
Total derivative instruments	(12,958)	(104)	(937)	6,664	(7,335)	(3,666)	(1,210)	4,168	695	(13)
No derivatives instruments of accounting hedges (***)	—	—	—	680	680	—	—	705	—	705
Exchange rate risk	—	—	—	680	680	—	—	705	—	705
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investments hedges	—	—	—	680	680	—	—	705	—	705
(*) For interest rate hedges, the positive amount is in terms of fixed “payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives,122 million euros correspond to "Loans and other debts" and 583 million euros to "Obligations and bonds" (see Note 18).

December 31, 2019
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2020	2021	2022	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivate instruments of accounting hedges	(662)	2,827	1,446	7,041	10,652	(2,676)	(1,104)	1,667	254	(1,859)
Interest rate risk	677	(199)	818	(1,605)	(309)	(584)	(289)	41	38	(794)
Cash flow hedges	482	—	1,403	884	2,769	(8)	(4)	29	38	55
Fair value hedges	195	(199)	(585)	(2,489)	(3,078)	(576)	(285)	12	—	(849)
Exchange rate risk	(2,331)	1,038	400	6,033	5,140	(1,489)	(389)	1,339	148	(391)
Cash flow hedges	1,587	1,102	686	6,033	9,408	(1,325)	(348)	1,337	37	(299)
Fair value hedges	693	—	(286)	—	407	(164)	(21)	—	15	(170)
Net investments hedges	(4,611)	(64)	—	—	(4,675)	—	(20)	2	96	78
Interest rate and exchange rate risk	992	1,988	228	2,613	5,821	(603)	(426)	287	68	(674)
Cash flow hedges	1,006	2,004	230	2,648	5,888	(549)	(409)	287	65	(606)
Fair value hedges	(14)	(16)	(2)	(35)	(67)	(54)	(17)	—	3	(68)
Undesignated derivatives	(3,798)	(349)	(774)	(1,799)	(6,720)	(713)	(337)	691	270	(89)
Other derivatives of interest rate	(1,501)	(473)	(774)	(1,799)	(4,547)	(713)	(316)	688	146	(195)
Other derivatives of exchange rate	(2,484)	—	—	—	(2,484)	—	(21)	—	113	92
Other derivatives	187	124	—	—	311	—	—	3	11	14
Total derivative instruments	(4,460)	2,478	672	5,242	3,932	(3,389)	(1,441)	2,358	524	(1,948)
No derivatives instruments of accounting hedges (***)	—	59	234	720	1,013	—	—	1,043	—	1,043
Exchange rate risk	—	59	234	720	1,013	—	—	1,043	—	1,043
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investments hedges	—	59	234	720	1,013	—	—	1,043	—	1,043
(*) For interest rate hedges, the positive amount is in terms of fixed “payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives, 251 million euros correspond to "Loans and other debts" and 792 million euros to "Obligations and bonds" (see Note 18).
The detail of hedged items by fair value hedges at December 31, 2020 and December 31, 2019 are as follows:

December 31, 2020
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses
Assets	—	220	—	220	—	(6)	—	(6)	—
Financial assets and other non-current assets	—	82	—	82	—	(1)	—	(1)	—
Receivables and other current assets	—	132	—	132	—	(5)	—	(5)	—
Other heading of assets	—	6	—	6	—	—	—	—	—
Liabilities	6,888	1,320	2,985	11,193	1,663	9	386	2,058	71
Non-current financial liabilities	6,656	787	2,748	10,191	1,660	—	373	2,033	70
Non-current lease liabilities	—	59	—	59	—	—	—	—	—
Payables and other non-current liabilities	4	28	—	32	—	2	—	2	—
Current financial liabilities	228	11	237	476	3	—	13	16	5
Payables and other current liabilities	—	435	—	435	—	7	—	7	(4)
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and vice versa.

December 31, 2019
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses
Assets	—	474	3	477	—	1	—	1	—
Financial assets and other non-current assets	—	151	—	151	—	—	—	—	—
Receivables and other current assets	—	323	—	323	—	1	—	1	—
Other current financial assets	—	—	3	3	—	—	—	—	—
Liabilities	3,929	1,956	5,703	11,588	819	(6)	774	1,587	152
Non-current financial liabilities	3,858	1,176	5,512	10,546	817	—	750	1,567	125
Payables and other non-current liabilities	—	99	—	99	—	—	—	—	—
Current financial liabilities	71	9	191	271	2	—	24	26	6
Payables and other current liabilities	—	672	—	672	—	(6)	—	(6)	21
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and vice versa.
The evolutions of hedges in equity at December 31, 2020 and December 31, 2019 are as follows:

	Derivate instruments				No derivate instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivates - Net investment hedges	No Derivates - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2019	(148)	(156)	(310)	1,349	(6)	729	(227)	502
Changes in the fair value registered in equity	(71)	(923)	(476)	713	6	(751)	180	(571)
Transfer to the initial value of hedged item	3	(1)	(4)	—	—	(2)	1	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	—	—	—	—	—	—	—	—
Transfer to the income statement of the period - the hedged item has affected profit or loss	67	633	267	—	—	967	(249)	718
Total translation differences	(1)	—	—	(1)	—	(2)	—	(2)
Other movements	(4)	4	—	—	—	—	—	—
Balance at 12/31/2020	(154)	(443)	(523)	2,061	—	941	(295)	646
Amounts remaining in equity for continuing hedges	(68)	(478)	(433)	2,061	—	1,082
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(86)	35	(90)	—	—	(141)
Balance at 12/31/2020	(154)	(443)	(523)	2,061	—	941

The total amount of "Transfer to the income statements of the period - the hedged item has affected profit or loss" has impacted in financial results, reported under "Interest expenses" amounted to +116 million euros (+166 million euros in 2019), see detail of "Net finance costs excluding foreign exchange differences and hyperinflation adjustments" in this note, and in exchange differences amounted to -1,093 million euros (+369 million euros in 2019).

	Derivate instruments				No derivate instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivates - Net investment hedges	No Derivates - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2018	(295)	(348)	(78)	1,535	(5)	809	(249)	560
Changes in the fair value registered in equity	(5)	572	67	(260)	(1)	373	(100)	273
Transfer to the initial value of hedged item	2	(4)	(7)	—	—	(9)	3	(6)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	26	—	—	—	—	26	—	26
Transfer to the income statement of the period - the hedged item has affected profit or loss	124	(371)	(295)	73	—	(469)	118	(351)
Total translation differences	—	(1)	—	1	—	—	—	—
Other movements	—	(4)	3	—	—	(1)	1	—
Balance at 12/31/2019	(148)	(156)	(310)	1,349	(6)	729	(227)	502
Amounts remaining in equity for continuing hedges	(12)	(188)	(216)	1,349	(6)	927
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(136)	32	(94)	—	—	(198)
Balance at 12/31/2019	(148)	(156)	(310)	1,349	(6)	729
The evolution of cost of hedging in equity in 2020 and 2019 are as follows:

	Exchange rate risk	Total gross amount	Tax effect	Total cost of hedging in equity
	Forward element /CBS
Millions of euros	A time - period related hedge item
Balance at 12/31/2018	49	49	(12)	37
Changes in the fair value registered in equity	(14)	(14)	4	(10)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(4)	(4)	1	(3)
Balance at 12/31/2019	31	31	(7)	24
Changes in the fair value registered in equity	(98)	(98)	24	(74)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(8)	(8)	2	(6)
Balance at 12/31/2020	(75)	(75)	19	(56)
The details of the ineffective portion of accounting hedges with impact on the income statement in 2020 and 2019 are as follows:

2020
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	289	288	1
Cash flow hedges	(22)	(23)	1
Fair value hedges	311	311	—
Exchange rate risk	(461)	(508)	47
Cash flow hedges	(917)	(964)	47
Net investment hedges	456	456	—
Interest rate and exchange rate risk	(238)	(234)	(4)
Cash flow hedges	(238)	(234)	(4)
Total	(410)	(454)	44

2019
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	315	336	(21)
Cash flow hedges	(129)	(108)	(21)
Fair value hedges	444	444	—
Exchange rate risk	242	238	4
Cash flow hedges	551	547	4
Net investment hedges	(309)	(309)	—
Interest rate and exchange rate risk	191	194	(3)
Cash flow hedges	191	194	(3)
Total	748	768	(20)